Trading Account Gains and Losses (Net Trading Gains and Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[1]	¥ 745,692	¥ 328,841	¥ 236,982
Foreign exchange gains (losses)—net	[2],[3]	44,345	93,577	91,793
Net trading gains (losses)		790,037	422,418	328,775
Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		388,289	127,242	(63,260)
Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[4]	(111,920)	6,748	61,046
Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[5]	217,744	37,875	(98,807)
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net	[6]	5,208	269	(2,076)
Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		(21,143)	(1,455)	6,330
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)—net		¥ 267,514	¥ 158,162	¥ 333,749

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[3]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[4]	Amounts include gains and losses on currency swaps.
[5]	The net gains (losses) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
[6]	Amounts do not include the net gains (losses) of ¥(754) million, ¥(736) million and ¥2,838 million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2018, 2019 and 2020, respectively. The net gains (losses) is recorded in Other noninterest income (expenses).